Earnings per share (Details) - CHF (SFr) SFr / shares in Units, shares in Millions, SFr in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net income/(loss) attributable to shareholders
Income/(loss) from continuing operations	SFr (2,710)	SFr (2,944)	SFr 1,773
Income/(loss) from discontinued operations, net of tax	0	0	102
Net income/(loss) attributable to shareholders	(2,710)	(2,944)	1,875
Preferred securities dividends			(53)
Net income attributable to shareholders for basic earnings per share	(2,710)	(2,944)	1,822
Available for common shares	(2,713)	(2,958)	1,743
Available for unvested share-based payment awards	3	14	79
Net income/(loss) attributable to shareholders for diluted earnings per share	(2,710)	(2,944)	1,822
Available for common shares	(2,713)	(2,958)	1,743
Available for unvested share-based payment awards	SFr 3	SFr 14	SFr 79
Weighted-average shares outstanding
Weighted-average shares outstanding for basic earnings per share available for common shares (in shares)	2,048.4	1,706.3	1,665.1
Dilutive share options and warrants (in shares)	0.0	0.0	0.8
Dilutive share awards (in shares)	0.0	0.0	12.2
Weighted-average shares outstanding for diluted earnings per share available for common shares (in shares)	2,048.4	1,706.3	1,678.1
Weighted-average shares outstanding for basic/diluted earnings per share available for unvested share-based payment awards (in shares)	3.0	25.7	72.7
Basic earnings per share available for common shares (CHF)
Basic earnings/(loss) per share from continuing operations (in CHF per share)	SFr (1.32)	SFr (1.73)	SFr 0.99
Basic earnings/(loss) per share from discontinued operations (in CHF per share)	0.00	0.00	0.06
Basic earnings/(loss) per share (in CHF per share)	(1.32)	(1.73)	1.05
Diluted earnings per share available for common shares (CHF)
Diluted earnings/(loss) per share from continuing operations (in CHF per share)	(1.32)	(1.73)	0.98
Diluted earnings/(loss) per share from discontinued operations (in CHF per share)	0.00	0.00	0.06
Diluted earnings/(loss) per share (in CHF per share)	SFr (1.32)	SFr (1.73)	SFr 1.04
Weighted-average potential dilutive common shares	11.3	7.6	8.9
Weighted-average share options and warrants (antidilutive)	3.2	0.9
Weighted-average share awards (antidilutive)	54.6	47.8